Income Taxes - Summary of components of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	$ 4,010	¥ 26,168	¥ 30,902	¥ 6,402
Deferred income tax benefit	(113)	(740)	(9,322)	(2,423)
Total income tax expense	$ 3,897	¥ 25,428	¥ 21,580	¥ 3,979